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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13 F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       December 31, 2007
                                                     -----------------

Check here if Amendment [ ]; Amendment Number:  _______
         This Amendment (Check only one):   [ ]  is a restatement.
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Polaris Equity Management, Inc.
Address:   601 Montgomery Street Suite 700
           San Francisco, California 94111

Form 13F File Number:  28-___________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it; that all information contained herein is true, correct and complete; and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Nathan Walsh
Title:   Chief Financial Officer
Phone:  (415) 263-5600

Signature, Place, and Date of Signing:

/s/  Nathan Walsh       San Francisco, California      February 14, 2008
-----------------       -------------------------      -----------------
[Signature]             [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported for this report.)

[ ] 13F NOTICE. (Check here if all holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.

                             FORM 13 F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0
                                            ------------------
Form 13F Information Table Entry Total:     34
                                            ------------------
Form 13F Information Table Value Total:     $44,020
                                            ------------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Polaris Equity Management, Inc.
FORM 13F
31-Dec-07

                                                                                                                 Voting Authority
                                                                                                              ----------------------
                                 Title of                 Value      Shares/    Sh/  Put/  Invstmt  Other
Name of Issuer                   class       CUSIP       (x$1000)    Prn Amt    Prn  Call  Dscretn  Managers    Sole    Shared  None
------------------------------   ---------   ---------   --------    --------   ---  ----  -------  --------  --------  ------  ----
ADVANCED CELL TECHNOLOGY, INC    COM         00752K105         3        20000   SH          Sole                20000
BIOGEN IDEC INC COM              COM         09062X103      2795        49100   SH          Sole                49100
BION ENVIRONMENTAL TECHNLGS CO   COM         09061Q307        23        10000   SH          Sole                10000
BRAVO! BRANDS INC COM            COM         105666101         0        10000   SH          Sole                10000
CHEVRON CORP COM                 COM         166764100      1113    11926.701   SH          Sole              11926.7
CRYSTALLEX INTL CORP COM         COM         22942F101        27        11700   SH          Sole                11700
LOCKHEED MARTIN COM              COM         539830109       411     3907.963   SH          Sole             3907.963
OCCIDENTAL PETROLEUM CORP COM    COM         674599105       275     3575.572   SH          Sole             3575.572
PIONEER GLOBAL GROUP LIMITED C   COM         G7098N100         0        29332   SH          Sole                29332
SAPIENT CORP. COM                COM         803062108        99        11196   SH          Sole                11196
SCHWAB CHARLES CORP COM          COM         808513105      1593        62330   SH          Sole                62330
ISHARES DJ US REAL ESTATE                    464287739      2546    38758.344   SH          Sole             38758.34
ISHARES KLD 400 SOC IDX FD                   464288570       244         4675   SH          Sole                 4675
ISHARES KLD SELECT SOCIAL CLOS               464288802       555         9125   SH          Sole                 9125
ISHARES MSCI EAFE INDEX FUND                 464287465       674     8589.263   SH          Sole             8589.263
ISHARES MSCI EMU INDEX FUND                  464286608      1832        15354   SH          Sole                15354
ISHARES MSCI PAC EX-JPN COM                  464286665      1744        11307   SH          Sole                11307
ISHARES MSCI UNITED KINGDOM                  464286699      1261        52364   SH          Sole                52364
ISHARES RUSSELL 1000 GROWTH FU               464287614      1123    18484.315   SH          Sole             18484.32
ISHARES RUSSELL 1000 VALUE                   464287598      1163    14488.017   SH          Sole             14488.02
ISHARES RUSSELL MIDCAP VALUE                 464287473       951      6739.79   SH          Sole              6739.79
ISHARES S&P 500 GROWTH INDEX F               464287309      7932   113586.629   SH          Sole             113586.6
ISHARES S&P 500 VALUE INDEX FU               464287408      4290    56185.201   SH          Sole              56185.2
ISHARES S&P EUROPE 350 INDEX F               464287861      1297        11344   SH          Sole                11344
ISHARES S&P MDCP 400 VALUE FD                464287705      1081    13591.319   SH          Sole             13591.32
ISHARES S&P MIDCAP 400 GROWTH                464287606      1543     17319.06   SH          Sole             17319.06
ISHARES S&P SMALLCAP 600 GROWT               464287887      2384    17677.889   SH          Sole             17677.89
ISHARES S&P SMALLCAP 600 VALUE               464287879      1463    20899.217   SH          Sole             20899.22
ELAN CORP PLC ADR                            284131208      1363        62000   SH          Sole                62000
IVY FDS ASSET STRATEGY FD CL A               466000759       247     8891.937   SH          Sole             8891.937
LEUTHOLD GRIZZLY SHORT FD                    527289300       417    79664.321   SH          Sole             79664.32
NEUBERGER BERMAN SOC RESPSV FD               641224605       223      8364.57   SH          Sole              8364.57
VAN KAMPEN EQUITY & INCOME FD                92113D102       822    92955.987   SH          Sole             92955.99
REPORT SUMMARY                            34 DATA RECORDS  44020                0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED